INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS AND GOODWILL, NET
INTANGIBLE ASSETS AND GOODWILL, NET

11          INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets -

The movement of intangible assets with limited useful life for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Client		Fund			Intangible
	relationships	Brand	manager	Relationships	Software and	in
Description	(i)	name (ii)	contract (iii)	with holders	developments	progress	Other	2020	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	378,896	193,247	94,143	21,100	2,702,983	364,925	49,695	3,804,989	3,406,333	3,090,365
Additions	—	—	—	—	91,652	443,557	32	535,241	371,957	419,789
Acquisition of business, Note 2(a)	—	—	—	—	—	—	—	—	126,128	—
Transfers	—	—	—	—	230,477	(230,477)	—	—	—	—
Disposals and others	5,625	(21,383)	9,557	—	(11,013)	(27,366)	(1,786)	(46,366)	(99,429)	(103,821)
Balances at December 31	384,521	171,864	103,700	21,100	3,014,099	550,639	47,941	4,293,864	3,804,989	3,406,333

Accumulated amortization -
Balance at January 1	243,951	60,643	12,441	20,219	1,774,183	—	27,287	2,138,724	1,941,961	1,747,475
Amortization of the year	27,699	7,062	4,502	881	312,163	—	3,511	355,818	308,966	258,984
Acquisition of business, Note 2(a)	—	—	—	—	—	—	—	—	3,104	—
Disposals and others	2,318	(21,226)	2,426	—	(3,551)	—	957	(19,076)	(115,307)	(64,498)
Balance at December 31	273,968	46,479	19,369	21,100	2,082,795	—	31,755	2,475,466	2,138,724	1,941,961

Net carrying amount	110,553	125,385	84,331	—	931,304	550,639	16,186	1,818,398	1,666,265	1,464,372

During 2020, the Group has not had any significant commitment for the acquisition of significant intangibles. Likewise, the main intangibles activated during the year correspond to projects the Identify Access Management, Bidirectional Communication for Fraud alerts, HomeBanking 2.0 projects, among others. During the year 2019, the Group has made disbursements mainly related with the implementation and development of various IT projects such as DataLake, Holístico, SpotLigth, DWH, Operating Model, Client 360, Connex, Mainframe, Kalignite NDC, Small and medium businesses (PYME, from spanish acronym) Loans Online, Information Cube and others (Business Integration, DWH – Modelo Lineal I15, Credit Card, Customer Identity and Access Management, DWH – Operative Model, Yape and others during the year 2018).

(i)	Client relationships -

This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	69,974	82,322
Credicorp Capital Holding Chile - Inversiones IMT	20,782	19,333
Mibanco	3,007	15,036
Ultraserfinco	12,592	13,400
Culqi	2,167	2,550
Tenpo	2,031	2,304
Net carrying amount	110,553	134,945

(ii)	Brand name -

This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Mibanco	124,610	131,440
Culqi	775	1,164
Net carrying amount	125,385	132,604

(iii)	Fund management contract -

This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Credicorp Capital Colombia	42,328	42,352
Credicorp Capital Holding Chile - Inversiones IMT	38,553	34,997
Ultrasefinco S.A.	3,450	4,353
Net carrying amount	84,331	81,702

Management has assessed at each reporting date that there was no indication that customer relationships, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2020	2019
	S/(000)	S/(000)
Mibanco - Edyficar Perú	273,694	273,694
MiBanco Colombia - Banco Compartir S.A.	135,658	191,898
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia (*)	124,447	72,134
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	26,602	23,051
Tenpo Prepago S.A. (before "Multicaja Prepago S.A.")	14,956	12,943
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	3,518
Crediseguro Seguros Personales	96	96
Ultraserfinco S.A. (*)	—	45,339
Net carrying amount	820,899	865,822

(*) The variation corresponds mainly to the merger by absorption between Credicorp Capital Colombia S.A. (absorbing entity) and Ultraserfinco S.A. (absorbed entity); see note 2(a). Additionally, the balances are affected by the volatility of the exchange rate of the colombian peso against the functional currency of Credicorp Ltd.

The recoverable amount of all of the CGUs has been determined based in the present value of the discounted cash flows or dividends determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Goodwill balance from Credicorp Holding Colombia (due to the acquisition of Credicorp Capital Colombia S.A, Banco Compartir S.A. and Ultraserfinco S.A.) and Krealo SpA (due to the acquisition of Tenpo SpA and Multicaja Prepago S.A.) are affected by the volatility effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd and subsidiaries.

Given that during 2020 we were within twelve months to make adjustments to the initial recognition of goodwill, minor non-material changes have been made to the corresponding goodwill of MiBanco Colombia (formerly Banco Compartir S.A.).

During the year 2020, the Group recorded a gross impairment loss amounting to S/64.0 million for MiBanco Colombia (before Banco Compartir S.A.) as a result of its assessment of the recoverable amount (S/54.0 million of impairment correspond to the participation of Credicorp and S/10.0 million correspond to the minority participation). For determination this impairment, a fair value of 366,691 Colombian Pesos was estimated, equivalent to US$95.7 million, and a book value of 434,825 Colombian Pesos, equivalent to US$113.4 million. For the estimation, a discount rate of 13.2 percent and a growth rate in perpetuity of 4.0 percent were used as assumptions. Likewise, payments from 2021 to 2025 of 0.0 percent, 98.0 percent, 94.0 percent, 94.0 percent and 80.0 percent, respectively, and a perpetual payment of 80.0 percent, have been considered. Finally, the dividend tax rate considered has been 10.0 percent and the exchange rate of the Colombian Peso to the dollar was 3,833. During 2019, the Group did not register an impairment.

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2020 and 2019:

	2020
	Terminal
	value growth
Description	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.19
Prima AFP - AFP Unión Vida	1.00	11.43
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	10.93
Pacífico Seguros (*)	5.00	10.44 and 11.81
Atlantic Security Holding Corporation	2.00	11.29
Mibanco Colombia - Bancompartir	4.00	13.20
Tenpo	5.00	25.00
Compañía Incubadora de Soluciones Móviles S.A. - Culqi	5.00	25.00

	2019
	Terminal
	value growth
Description	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.35
Prima AFP - AFP Unión Vida	1.00	11.63
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	11.19
Pacífico Seguros (*)	5.00	10.72 and 12.00
Atlantic Security Holding Corporation	2.00	11.41

(*)As of December 31, 2020 and 2019, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on historic performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

Discount rates represent the current market assessment of the specific risks to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors adjusted by the debt structure of each CGU and country and market specific risk premiums to each CGU. The beta factors are evaluated annually based on publicly available market data.

The key assumptions described above may change if the conditions of the economy and market change.  At December 31, 2020 and 2019, the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.